Related Party Transactions	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Related Party Transactions
39	RELATED PARTY TRANSACTIONS
CNPC, the immediate parent of the Company, is a limited liability company incorporated in PRC and directly controlled by the PRC government. Equity interest and voting rights of CNPC in the Company in 2022 was 80.54% (2021: 80.41%)
Related parties include CNPC and its fellow subsidiaries, their associates and joint ventures, other state-owned enterprises and their subsidiaries which the PRC government has control, joint control or significant influence over, and enterprises which the Group is able to control, jointly control or exercise significant influence over, key management personnel of the Company and CNPC and their close family members.
(a) Transactions with CNPC and its fellow subsidiaries, associates and joint ventures
The Group has extensive transactions with other companies in CNPC and its fellow subsidiaries, associates and joint ventures. Due to these relationships, it is possible that the terms of the transactions between the Group and other members of CNPC and its fellow subsidiaries, associates and joint ventures are not the same as those that would result from transactions with other related parties or wholly unrelated parties.
The principal related party transactions with CNPC and its fellow subsidiaries, associates and joint ventures, which were carried out in the ordinary course of business, are as follows:
The Company and CNPC entered into a new Comprehensive Products and Services Agreement on August 27, 2020 for a period of three years effective from January 1, 2021. The Comprehensive Products and Services Agreement provides for a range of products and services which may be required and requested by either party. The products and services to be provided by CNPC and its fellow subsidiaries to the Group under the Comprehensive Products and Services Agreement include construction and technical services, production services, supply of material services, social services, ancillary services and financial services. The products and services required and requested by either party are provided in accordance with (1) government-prescribed prices; or (2) where there is no government-prescribed price, with reference to relevant market prices; or (3) where neither (1) nor (2) is applicable, then the actual cost incurred or the agreed contractual prices are used.
On August 25, 2011, based on the Land Use Rights Leasing Contract signed for a period of 50 years from 2000, the Company and CNPC entered into a supplemental agreement to the Land Use Rights Leasing Contract which took effect on January 1, 2012. The expiry date of the supplemental agreement is the same as the Land Use Rights Leasing Contract, which is in 2050. The Company and CNPC may adjust area and rental payable for the leased land parcels every three years taking into consideration of production and operations of the Company and the prevailing market price. On August 27, 2020, the Company and CNPC each issued a confirmation letter to the Land Use Rights Leasing Contract, which adjusted the rental payable and the area for the leased land parcels with effect from January 1, 2021. The Company agreed to rent from CNPC and its fellow subsidiaries parcels of land with an aggregate area of approximately 1,142 million square metres with annual rental payable (exclusive of tax and government charges) approximately RMB 5,673 based on the area of leased land parcels and the current market conditions. Apart from the annual rental payable and are for the leased parcels, the other terms in the Land Use Rights Leasing Contract and supplemental agreement remained.
On August 24, 2017, the Company entered into a new Buildings Leasing Contract with CNPC, which took effect on January 1, 2018 for a period of 20 years. The Company and CNPC may adjust the area of buildings leased and the rental fees every three years as appropriate by reference to the production and operations of the Company and the prevailing market prices, but the adjusted rental shall not exceed the comparable fair market prices. On August 27, 2020, the Company and CNPC issued a confirmation letter to the Buildings Leasing Contract, which adjusted the annual rental payable and the area for the leased which took effect on January 1, 2021. Buildings covering an aggregate area of 1,287.5 thousand square meters were leased at annual rental payable approximately RMB 713 in accordance with the confirmed rental area and the current property market conditions. Apart from the annual rental payable and area of the leased building, the other terms in the Building Leasing Contract remains unchanged.
Transactions with CNPC and its fellow subsidiaries, associates and joint ventures are summarised as follows:

•
Sales of goods represent the sale of crude oil, refined products, chemical products and natural gas, etc. The total amount of these transactions amounted to RMB 128,265 for the year ended December 31, 2022 (2021: RMB 115,587, 2020: RMB 105,535).

•
Sales of services principally represent the provision of services in connection with the transportation of crude oil and natural gas, etc. The total amount of these transactions amounted to RMB 34,872 for the year ended December 31, 2022 (2021: RMB 8,313, 2020: RMB 8,593).

•
Purchases of goods and services principally represent construction and technical services, production services, social services, ancillary services and material supply services, etc. The total amount of these transactions amounted to RMB 489,353 for the year ended December 31, 2022 (2021: RMB 416,561, 2020: RMB 321,858).

•
Purchases of assets principally represent the purchases of manufacturing equipment, office equipment and transportation equipment, etc. The total amount of these transactions amounted to RMB 1,196 for the year ended December 31, 2022 (2021: RMB 1,051, 2020: RMB 767).

•
Interest income represents interests from deposits placed with CNPC and its fellow subsidiaries. The total interest income amounted to RMB 705 for the year ended December 31, 2022 (2021: RMB 270, 2020: RMB 381). The balance of deposits at December 31, 2022 was RMB 47,656 (2021: RMB 36,489).

•
Interest expense and other financial service expense, principally represents interest charged on the loans from CNPC and its fellow subsidiaries, insurance fee charged on the insurance services from CNPC and its fellow subsidiaries, etc. The total amount of these transactions amounted to RMB 4,435 for the year ended December 31, 2022 (2021: RMB 4,878, 2020: RMB 8,051).

•	The borrowings from CNPC and its fellow subsidiaries at December 31, 2022 were RMB 133,453 (2021: RMB 133,800).

•
Rents and other payments paid to CNPC and its fellow subsidiaries including (1) the rental expense paid by the Group according to Land Use Rights Leasing Contract and Buildings Leasing Contract; (2) the payable by the Group (including all rents, leasing service fees and prices for exercising purchase options) for the period according to the leasing agreements entered into by the Group and CNPC and its fellow subsidiaries. The total rents and other payments amounted to RMB 6,996 for the year ended December 31, 2022. (2021: RMB 6,797, 2020: RMB 8,294).

Amounts due from and to CNPC and its fellow subsidiaries, associates and joint ventures included in the following accounts captions are summarized as follows:

	December 31, 2022	December 31, 2021
	RMB	RMB
Accounts receivable	3,810	7,395
Prepayments and other current assets	20,566	24,925
Financial assets at fair value through other comprehensive income	1,000	1,850
Intangible and other non-current assets	16,758	15,696
Accounts payable and accrued liabilities	57,459	49,526
Contract liabilities	520	613
Lease liabilities	98,143	101,453
(b) Key management compensation

	Year End December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Emoluments and other benefits	16,515	15,143	16,598
Contribution to retirement benefit scheme	2,052	1,568	1,338

	18,567	16,711	17,936

(c) Transactions with other state-controlled entities in the PRC
Apart from
the
transactions with CNPC and its fellow subsidiaries, associates and joint ventures, the Group’s transactions with other state-controlled entities include but are not limited to the following:

•	Sales and purchases of goods and services;

•	Purchases of assets;

•	Lease of assets; and

•	Bank deposits and borrowings
These transactions are conducted in the ordinary course of the Group’s business.